October 22, 2015

VIA EDGAR

Laura Riegel
Senior Counsel
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington D.C. 20549

RE:    Principal Life Insurance Company
Separate Account B
Principal Investment Plus Variable Annuity
(for Applications Signed on or After August 1, 2013)
Post-Effective Amendment No. 10 to Registration Statement on Form N-4
File No.: 811-02091, 333-188293

Dear Ms. Riegel:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant is filing with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-4 under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”) for the above-named Contract.

This Amendment is being made to incorporate a process under which Registrant will have the ability to file supplements with the Commission that update, on a monthly basis, the GMWB withdrawal benefit payment percentages and the GMWB Bonus percentages. The amendment also consolidates various provisions applicable to the Principal Income Builder (“PIB”) 3 rider and the PIB 10 rider as such provisions were duplicative as a result of recent modifications to the PIB 10 rider. Registrant will provide a redlined copy of the prospectus compared against the prospectus that was filed with Registrant’s August 6, 2015, 485(a) filing.

The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Registrant’s other variable annuity contracts.

The Amendment contains a facing sheet, a Prospectus, a Statement of Additional Information, Part C, and a signature page.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-362-2384 if you have any questions.

Sincerely,

/s/ Doug Hodgson
Doug Hodgson
Counsel, Registrant